Redeemable Convertible Preferred Stock	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Temporary Equity [Abstract]
Redeemable Convertible Preferred Stock	Redeemable Convertible Preferred Stock

(in thousands, except share and per share information)
	March 31, 2021 and December 31, 2020
	Shares		Original Issue Price per Share	Liquidation Preference	Carrying Value
	Authorized	Outstanding
Series Seed	3,631,354	3,631,354	$2.00	$7,263	$5,494
Series A	4,640,604	4,640,604	$5.86	27,200	27,067
Series B	6,209,233	6,109,232	$12.45	76,070	75,857
	14,481,191	14,381,190		$110,533	$108,418
Series Seed Redeemable Convertible Preferred Stock
In 2017, the Company completed a private placement authorizing the issuance and sale of 3,631,354 shares of Series Seed redeemable convertible preferred stock. Of the shares authorized, 2,500,000 shares were issued at $2.00 per share and 1,131,354 shares were issued in exchange for the surrender of a convertible promissory note plus interest, in the amount of $0.5 million.
Series A Redeemable Convertible Preferred Stock
In 2018, the Company completed a private placement authorizing the issuance and sale of 4,640,608 shares of Series A redeemable convertible preferred stock. Of the shares authorized, 4,640,604 were issued at $5.86 per share, net of issuance costs of $0.1 million.
Series B Redeemable Convertible Preferred Stock
In April 2020, the Company increased the total number of authorized shares of preferred stock to issue 5,722,489 shares of Series B redeemable convertible preferred stock. In May 2020, the Company increased the number of shares of Series B redeemable convertible preferred stock authorized for issuance to a total of 6,209,233 shares.
In April and May 2020, the Company completed private placements of 6,109,232 shares of Series B redeemable convertible preferred stock which were issued at $12.45 per share for total proceeds of $76.1 million, net of issuance costs of $0.2 million.
Dividends
The holders of Series Seed redeemable convertible preferred stock, Series A redeemable convertible preferred stock and Series B redeemable convertible preferred stock are entitled to receive noncumulative dividends in an amount equal to $0.12 per share, $0.35 per share and $0.75 per share, respectively, payable annually when, as and if, declared by the Board of Directors. Seniority with respect to the payment of dividends shall be Series B redeemable convertible preferred stock, Series A redeemable convertible preferred stock, Series Seed redeemable convertible preferred stock, and common stock. Payment of any dividends to the holders of redeemable convertible preferred stock shall be on a pro rata, pari passu basis in proportion to the dividend rates for Series Seed redeemable convertible preferred stock, Series A redeemable convertible preferred stock and Series B redeemable convertible preferred stock. As of March 31, 2021, no dividends have been declared or paid by the Company.
Conversion
Each share of redeemable convertible preferred stock is convertible, at the option of the holder, into the number of fully-paid and non-assessable shares of common stock that result from dividing the applicable original issue price per share by the applicable conversion price per share at the time of conversion, as adjusted for recapitalizations. If, after the issuance date of the Series B redeemable convertible preferred stock, the Company issues or sells, or is deemed to have sold, additional shares of common stock without consideration or for consideration per share less than the conversion price for a particular series of preferred stock in effect immediately prior to the issuance of such additional shares of common stock, except for certain exceptions allowed, the conversion price of the redeemable convertible preferred stock would be adjusted. As of March 31, 2021, each series of the Company’s redeemable convertible preferred stock was convertible into the Company’s shares of common stock on a one-for-one basis.
Each share of redeemable convertible preferred stock is convertible into common stock automatically immediately upon the earlier of (i) immediately prior to the closing of a firm commitment underwritten initial public offering pursuant to an effective registration statement filed under the Securities Act of 1933, as amended (the “Securities Act”) covering the offer and sale of the Company’s common stock, provided that the aggregate gross proceeds before payment of underwriters’ commissions and expenses to the Company are not less than $50.0 million or (ii) upon the receipt by the Company of a written request for such conversion from the holders of a majority of the redeemable convertible preferred stock then outstanding voting as a single class and on an as-converted basis, or, if later, the effective date for conversion specified in such requests, provided, however, that solely with respect to (ii), the consent of the holders of at least a majority of the outstanding shares of Series B redeemable convertible preferred stock shall be required to convert the Series B redeemable convertible preferred stock in connection with any financing transaction in which the pre-money valuation of the Company is less than $1,000,000,000 or in connection with a Liquidation Event in which the gross proceeds (including the maximum amount of any additional consideration in such Liquidation Event) available for distribution to the holders of the Company’s equity securities are less than $1,000,000,000.
Liquidation Event
In the event of any Liquidation Event (as defined below), before any payment shall be made to common stockholders, redeemable convertible preferred stockholders shall be paid, on an amount per share for each share of redeemable convertible preferred stock held by the them equal to the sum of (i) the liquidation rate of $2.00 per share for Series Seed redeemable convertible preferred stock, $5.86 per share for Series A redeemable convertible preferred stock and $12.45 per share for Series B redeemable convertible preferred stock, and (ii) all declared but unpaid dividends (if any) on such shares of redeemable convertible preferred stock, or such lesser amount as may be approved by the holders of a majority of the redeemable convertible preferred stock then outstanding voting as a single class and on an as-converted basis.
A Liquidation Event is (i) the acquisition of the Company by another entity by means, (ii) a sale, lease transfer, exclusive license or other disposition of substantially all of the assets of the Company, or (iii) any liquidation, dissolution, or winding up of the Company unless the holders of a majority of the redeemable convertible preferred stock then outstanding voting as a single class and on an as-converted basis and the holders of a majority of the outstanding shares of Series B redeemable convertible preferred stock, elect otherwise.
The preferred stock agreements contain a provision that, in the event of a Liquidation Event of the Company, would give the holders of the redeemable convertible preferred stock the right to receive a cash distribution equal to the liquidation preference on the redeemable convertible preferred stock. Due to these redemption characteristics, the redeemable convertible preferred stock has been presented within the mezzanine section on the condensed balance sheets.
Voting Rights
Holders of Series Seed redeemable convertible preferred stock, Series A redeemable convertible preferred stock and Series B redeemable convertible preferred stock are entitled to the number of votes equal to the number of shares of common stock into which their stock could be converted and have voting rights equal to holders of common stock.
Redeemable Convertible Preferred Stock

(in thousands, except share and per share information)
	December 31, 2020
	Shares		Original Issue Price per Share	Liquidation Preference	Carrying Value
	Authorized	Outstanding
Series Seed-1	3,631,354	3,631,354	$2.00	$7,263	$5,494
Series A	4,640,604	4,640,604	$5.86	27,200	27,067
Series B	6,209,233	6,109,232	$12.45	76,060	75,857
	14,481,191	14,381,190		$110,523	$108,418

(in thousands, except share and per share information)
	December 31, 2019
	Shares		Original Issue Price per Share	Liquidation Preference	Carrying Value
	Authorized	Outstanding
Series Seed-1	3,631,354	3,631,354	$2.00	$7,263	$5,494
Series A	4,640,608	4,640,604	$5.86	27,200	27,067
	8,271,962	8,271,958		$34,463	$32,561
Series Seed Redeemable Convertible Preferred Stock
In 2017, the Company completed a private placement authorizing the issuance and sale of 3,631,354 shares of Series Seed redeemable convertible preferred stock. Of the shares authorized, 2,500,000 shares were issued at $2.00 per share and 1,131,354 shares were issued in exchange for the surrender of a convertible promissory note plus interest, in the amount of $0.5 million.
Series A Redeemable Convertible Preferred Stock
In 2018, the Company completed a private placement authorizing the issuance and sale of 4,640,608 shares of Series A redeemable convertible preferred stock. Of the shares authorized, 4,640,604 were issued at $5.86 per share, net of issuance costs of $0.1 million.
Series B Redeemable Convertible Preferred Stock
In April 2020, the Company increased the total number of authorized shares of preferred stock to issue 5,722,489 shares of Series B redeemable convertible preferred stock. In May 2020, the Company increased the number of shares of Series B redeemable convertible preferred stock authorized for issuance to a total of 6,209,233 shares.
In April and May 2020, the Company completed private placements of 6,109,232 shares of Series B redeemable convertible preferred stock which were issued at $12.45 per share for total proceeds of $76.1 million, net of issuance costs of $0.2 million.
Dividends
The holders of Series Seed redeemable convertible preferred stock, Series A redeemable convertible preferred stock and Series B redeemable convertible preferred stock are entitled to receive noncumulative dividends in an amount equal to $0.12 per share, $0.35 per share and $0.75 per share, respectively, payable annually when, as and if, declared by the Board of Directors. Seniority with respect to the payment of dividends shall be Series B redeemable convertible preferred stock, Series A redeemable convertible preferred stock, Series Seed redeemable convertible preferred stock, and common stock. Payment of any dividends to the holders of redeemable convertible preferred stock shall be on a pro rata, pari passu basis in proportion to the dividend rates for Series Seed redeemable convertible preferred stock, Series A redeemable convertible preferred stock and Series B redeemable convertible preferred stock. As of December 31, 2020 and 2019, no dividends have been declared or paid by the Company.
Conversion
Each share of redeemable convertible preferred stock is convertible, at the option of the holder, into the number of fully-paid and non-assessable shares of common stock that result from dividing the applicable original issue price per share by the applicable conversion price per share at the time of conversion, as adjusted for recapitalizations. If, after the issuance date of the Series B redeemable convertible preferred stock, the Company issues or sells, or is deemed to have sold, additional shares of common stock without consideration or for consideration per share less than the conversion price for a particular series of preferred stock in effect immediately prior to the issuance of such additional shares of common stock, except for certain exceptions allowed, the conversion price of the redeemable convertible preferred stock would be adjusted. As of December 31, 2020, each series of the Company’s redeemable convertible preferred stock was convertible into the Company’s shares of common stock on a one-for-one basis.
Each share of redeemable convertible preferred stock is convertible into common stock automatically immediately upon the earlier of (i) immediately prior to the closing of a firm commitment underwritten initial public offering pursuant to an effective registration statement filed under the Securities Act of 1933, as amended (the “Securities Act”) covering the offer and sale of the Company’s common stock, provided that the aggregate gross proceeds before payment of underwriters’ commissions and expenses to the Company are not less than $50.0 million or (ii) upon the receipt by the Company of a written request for such conversion from the holders of a majority of the redeemable convertible preferred stock then outstanding voting as a single class and on an as-converted basis, or, if later, the effective date for conversion specified in such requests, provided, however, that solely with respect to (ii), the consent of the holders of at least a majority of the outstanding shares of Series B redeemable convertible preferred stock shall be required to convert the Series B redeemable convertible preferred stock in connection with any financing transaction in which the pre-money valuation of the Company is less than $1,000,000,000 or in connection with a Liquidation Event in which the gross proceeds (including the maximum amount of any additional consideration in such Liquidation Event) available for distribution to the holders of the Company’s equity securities are less than $1,000,000,000.
Liquidation Event
In the event of any Liquidation Event (as defined below), before any payment shall be made to common stockholders, redeemable convertible preferred stockholders shall be paid, on an amount per share for each share of redeemable convertible preferred stock held by the them equal to the sum of (i) the liquidation rate of $2.00 per share for Series Seed redeemable convertible preferred stock, $5.86 per share for Series A redeemable convertible preferred stock and $12.45 per share for Series B redeemable convertible preferred stock, and (ii) all declared but unpaid dividends (if any) on such shares of redeemable convertible preferred stock, or such lesser amount as may be approved by the holders of a majority of the redeemable convertible preferred stock then outstanding voting as a single class and on an as-converted basis.
A Liquidation Event is (i) the acquisition of the Company by another entity by means, (ii) a sale, lease transfer, exclusive license or other disposition of substantially all of the assets of the Company, or (iii) any liquidation, dissolution, or winding up of the Company unless the holders of a majority of the redeemable convertible preferred stock then outstanding voting as a single class and on an as-converted basis and the holders of a majority of the outstanding shares of Series B redeemable convertible preferred stock, elect otherwise.
The preferred stock agreements contain a provision that, in the event of a Liquidation Event of the Company, would give the holders of the redeemable convertible preferred stock the right to receive a cash distribution equal to the liquidation preference on the redeemable convertible preferred stock. Due to these redemption characteristics, the redeemable convertible preferred stock has been presented within the mezzanine section on the balance sheet.
Voting Rights
Holders of Series Seed redeemable convertible preferred stock, Series A redeemable convertible preferred stock and Series B redeemable convertible preferred stock are entitled to the number of votes equal to the number of shares of common stock into which their stock could be converted and have voting rights equal to holders of common stock.